Segment and Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Sales
Revenues, Total	$ 62,892	$ 53,453	$ 172,988	$ 153,230	$ 197,452	$ 183,294
Long-Lived Assets					37,605	20,701
COLOMBIA
Net Sales
Revenues, Total	17,591	22,353	56,842	65,105	80,062	101,754
Long-Lived Assets					26,830	20,701
Deferred Tax Assets					3,253	1,429
UNITED STATES
Net Sales
Revenues, Total	42,942	26,812	107,964	74,720	101,612	66,723
Long-Lived Assets					10,775	0
PANAMA
Net Sales
Revenues, Total	2,000	2,649	4,823	10,482	11,351	10,210
Long-Lived Assets					0	0
Others [Member]
Net Sales
Revenues, Total	$ 359	$ 1,639	$ 3,359	$ 2,923	4,427	4,607
Long-Lived Assets					$ 0	$ 0